13. Taxes (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes Details 6
Income before IRPJ and CSLL	R$ 1,392,941	R$ 1,394,162	R$ 1,693,794
IRPJ and CSLL (34%)	(473,600)	(474,015)	(575,890)
Tax effects on:
Equity in income	36,555	66,899	21,882
Interest on own capital	90,440	96,202	67,320
Dividends	497	838	572
Non deductible expenses	(26,292)	(11,624)	(13,706)
Tax incentives	14,973	16,567	18,757
Unrecognized income and social contribution tax loss carry-forwards	(5,645)	0	0
Setting up and/or offset of income tax and social contribution losses of prior years	90,804	0	(909)
Difference between the calculation bases of deemed profit and taxable profit	(19,680)	(114,149)	(15,302)
Others	17,262	(100,408)	(34,953)
Current IRPJ and CSLL	(379,943)	(589,322)	(698,023)
Deferred IRPJ and CSLL	R$ 105,257	R$ 69,632	R$ 165,794
Effective rate - %	19.70%	37.30%	31.40%